Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 83,166	$ 130,142	$ 93,818	$ (1,441)		$ (69,661)	$ 236,024
Comprehensive income:
Net Income	0	0	28,120	0	28,120	0	28,120
Other comprehensive income (loss), net of tax:
Change in overfunded position in pension and post retirement benefit plans arising during the year, net of tax	0	0	0	0	2,280	0	0
Amortization of prior service cost on pension and post retirement plans, net of tax	0	0	0	0	(23)	0	0
Unrealized net holding gain (loss) on securities available-for-sale arising during the period, net of tax	0	0	0	0	(984)	0	0
Reclassification adjustment for net gain realized in net income during the year	0	0	0	0	(1,114)	0	0
Other comprehensive income (loss)	0	0	0	159	159	0	159
Comprehensive income					28,279
Cash dividend declared	0	0	(22,748)	0		0	(22,748)
Sale of treasury stock	0	(1,675)	0	0		5,584	3,909
Stock based compensation expense	0	214	0	0		0	214
Balance at Dec. 31, 2009	83,166	128,681	99,190	(1,282)		(64,077)	245,678
Comprehensive income:
Net Income	0	0	29,321	0	29,321	0	29,321
Other comprehensive income (loss), net of tax:
Change in overfunded position in pension and post retirement benefit plans arising during the year, net of tax	0	0	0	0	1,098	0	0
Amortization of prior service cost on pension and post retirement plans, net of tax	0	0	0	0	(130)	0	0
Unrealized net holding gain (loss) on securities available-for-sale arising during the period, net of tax	0	0	0	0	(1,785)	0	0
Reclassification adjustment for net gain realized in net income during the year	0	0	0	0	(2,020)	0	0
Other comprehensive income (loss)	0	0	0	(2,837)	(2,837)	0	(2,837)
Comprehensive income					26,484
Cash dividend declared	0	0	(19,731)	0		0	(19,731)
Sale of treasury stock	0	(1,875)	0	0		4,708	2,833
Stock based compensation expense	0	176	0	0		0	176
Balance at Dec. 31, 2010	83,166	126,982	108,780	(4,119)		(59,369)	255,440
Comprehensive income:
Net Income	0	0	33,087	0	33,087	0	33,087
Other comprehensive income (loss), net of tax:
Change in overfunded position in pension and post retirement benefit plans arising during the year, net of tax	0	0	0	0	(2,858)	0	0
Amortization of prior service cost on pension and post retirement plans, net of tax	0	0	0	0	(106)	0	0
Unrealized net holding gain (loss) on securities available-for-sale arising during the period, net of tax	0	0	0	0	5,451	0	0
Reclassification adjustment for net gain realized in net income during the year	0	0	0	0	(861)	0	0
Other comprehensive income (loss)	0	0	0	1,626	1,626	0	1,626
Comprehensive income					34,713
Cash dividend declared	0	0	(22,402)	0		0	(22,402)
Sale of treasury stock	0	(2,463)	0	0		5,363	2,900
Stock based compensation expense	0	287	0	0		0	287
Net proceeds from stock offering	15,640	51,938	0	0		0	67,578
Issuance of restricted stock	106	(106)	0	0		0	0
Balance at Dec. 31, 2011	$ 98,912	$ 176,638	$ 119,465	$ (2,493)		$ (54,006)	$ 338,516